FINANCIAL INSTRUMENTS (Floating-to-fixed interest rate swap contracts outstanding) (Details) - Cash flow hedges - Interest rate risk $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 250,000
Financial assets, carrying value	12,154
Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional amount	150,000
Financial assets, carrying value	5,617
Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000
Financial assets, carrying value	2,787
Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000
Financial assets, carrying value	$ 3,750
Fixed rate | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.96%
Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.18%
Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.34%